Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Financial Assets and Liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2020	Fair value through profit and loss	Amortized cost

	$ in thousands
Financial assets
Non-current financial assets	—	7,007	7,007	7,007
Trade receivables	—	5,171	5,171	5,171
Subsidies receivables	—	10,703	10,703	10,703
Current financial assets	—	27,091	27,091	27,091
Cash and cash equivalents	241,148	—	241,148	241,148

Total financial assets	241,148	49,972	291,120	291,120

Financial liabilities
Non-current lease debt	—	75,764	75,764	75,764
Other non-current financial liabilities	—	28,836	28,836	28,836
Current lease debts	—	6,696	6,696	6,696
Trade payables	—	24,609	24,609	24,609
Other current liabilities	—	19,127	19,127	19,127

Total financial liabilities	—	155,032	155,032	155,032

	Accounting category		Book value on the statement of financial position	Fair Value
2021	Fair value through profit and loss	Amortized cost

	$ in thousands
Financial assets
Non-current financial assets	—	6,524	6,524	6,524
Trade receivables	—	20,361	20,361	20,361
Subsidies receivables	—	9,268	9,268	9,268
Current financial assets	—	499	499	499
Cash and cash equivalents	185,636	—	185,636	185,636

Total financial assets	185,636	36,652	222,288	222,288

Financial liabilities
Non-current lease debts	—	71,526	71,526	71,526
Non-current financial liabilities	—	20,030	20,030	20,030
Current lease debts	—	8,329	8,329	8,329
Current financial liabilities	—	2,354	2,354	2,354
Trade payables	—	23,762	23,762	23,762
Other current liabilities	—	13,731	13,731	13,731

Total financial liabilities	—	139,731	139,731	139,731